Financial Instruments	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Financial Instruments

Note 5:- Financial Instruments

a.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
March 31, 2023
Derivatives instruments	$-		$(91)	$-
Contingent consideration	-		-	(24,115)

March 31, 2022
Derivatives instruments			(51)
Contingent consideration	$-	$		$(22,251)

December 31, 2022
Derivatives instruments	$-		$(92)	$-
Contingent consideration	$-		$-	$(23,534)

During the three months ended on March 31, 2023 there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.